LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
13.	LEASES
Lessee Arrangements
The Company is the lessee under operating and finance leases for equipment and real estate, including the land and certain of the building structure for City of Dreams Manila under the MRP Lease Agreement as described in Note 21, Cyprus casino sites, Mocha Clubs sites, office space, warehouses, staff quarters, and certain parcels of land in Macau on which Altira Macau, City of Dreams and Studio City are located. Certain lease agreements provide for periodic rental increases based on both contractual agreed incremental rates and on the general inflation rate once agreed by the Company and its lessors and in some cases contingent rental expenses stated as a percentage of turnover. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contracts in Macau have a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contracts in Macau is 40 years.
The components of lease
costs
are as follows:

	Year Ended December 31,
	2020	2019
Operating lease costs :
Amortization of land use rights	$22,886	$22,659
Operating lease costs	31,039	39,681
Short-term lease costs	842	1,569
Variable lease costs	(5,565)	9,595
Finance lease cost s :
Amortization of right-of-use assets	12,836	12,326
Interest cost	41,550	39,696

Total lease costs	$103,588	$125,526

During the year ended December 2018, the Company incurred rental and right to use expenses amounting to $45,816, which consisted of minimum rental and right to use expenses of $29,896 and contingent rental and right to use expenses of $15,920.
Other information related to lease term and discount rate is as follows:

	December 31,
	2020	2019
Weighted average remaining lease term
Operating leases	19.8 years	18.3 years
Finance leases	12.5 years	13.5 years
Weighted average discount rate
Operating leases	5.76%	5.82%
Finance leases	13.49%	13.49%
Maturities of lease liabilities as of December 31, 2020 are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2021	$27,729	$83,447
2022	14,999	50,931
2023	9,669	52,119
2024	6,961	53,523
2025	6,454	53,442
Over 2025	95,222	405,285

Total future minimum lease payments	161,034	698,747
Less: amount representing interest	(58,101)	(348,520)

Present value of future minimum lease payments	102,933	350,227
Current portion	(27,066)	(80,004)

Non-current portion	$75,867	$270,223

Lessor Arrangements
The Company is the lessor under non-cancellable operating leases mainly for mall spaces in the sites of City of Dreams, City of Dreams Manila and Studio City with various retailers that expire at various dates through
May 2035.
Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the year ended December 31, 2020, the Company earned minimum operating lease income of $37,257 and contingent operating lease income of $(1,955). The lease income was reduced by $18,356 as a result of the rent concessions and uncollectable lease income related to the effects of the
COVID-19
pandemic. During the years ended December 31, 2019 and 2018, the Company earned minimum operating lease income of $36,938 and $43,270, respectively and contingent operating lease income of $14,295 and $12,654, respectively.
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2020 were as follows:

Year ending December 31,
2021	$50,349
2022	47,953
2023	44,032
2024	44,772
2025	46,245
Over 202 5	24,626

$257,977